Other Equity Instruments - Summary of Coupon Details - Junior Perpetual Capital Securities (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of other equity instruments [line items]
Borrowings	€ 4,051		€ 9,661
Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings	1,226		1,266
Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Borrowings	€ 923	$ 0	1,352	$ 0	€ 1,564
Junior perpetual capital securities [member] | USD 250 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating LIBOR rate
Coupon date, as of	Quarterly, December 15
Year of next call	Called in 2021
Borrowings | $						$ 212
Junior perpetual capital securities [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating CMS rate
Borrowings currency	USD
Coupon date, as of	Quarterly, July 15
Year of next call	2023
Junior perpetual capital securities [member] | EUR 950 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating DSL rate
Borrowings currency	EUR
Coupon date, as of	Quarterly, July 15
Year of next call	2023
Borrowings	€ 521	$ 402	950	$ 402	€ 950	$ 402
Junior perpetual capital securities [member] | Aegon N.V [member]
Disclosure of other equity instruments [line items]
Borrowings	€ 923		1,352
Junior perpetual capital securities [member] | Aegon N.V [member] | USD 500 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating CMS rate
Coupon date, as of	Quarterly, July 15
Year of next call	2023
Borrowings	€ 402		402
Junior perpetual capital securities [member] | Aegon N.V [member] | EUR 950 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	floating DSL rate
Coupon date, as of	Quarterly, July 15
Year of next call	2023
Borrowings	€ 521		€ 950